Shareholder Report, Holdings (Details)	Dec. 31, 2025
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.41%
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
T-REX 2X LONG BITCOIN DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.29%)
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.64%
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.58%)
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
T-Rex 2X Long Ether Daily Target ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-Rex 2X Long Ether Daily Target ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.58%
T-Rex 2X Long Ether Daily Target ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.08%)
T-Rex 2X Long Ether Daily Target ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
T-Rex 2X Inverse Ether Daily Target ETF [Member] | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-Rex 2X Inverse Ether Daily Target ETF [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.71%
T-Rex 2X Inverse Ether Daily Target ETF [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
T-Rex 2X Inverse Ether Daily Target ETF [Member] | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)